Transactions with Related Parties	6 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Transactions with Related Parties
21.
TRANSACTIONS WITH RELATED PARTIES

Balances and transactions between the companies which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this note. Besides information disclosed elsewhere in the other notes, details of transactions between the Company and other related parties are disclosed as follows.

a.
Related party name and category

Related Party Name	Related Party Category
Others	Key Management Personnel

b.
Compensation of Key Management Personnel

	For the six months ended June 30
	2022	2023
Short-term employee benefits	$1,102,592	$1,180,189
Post-employment benefits	242,554	72,292
Share-based payments recognized	602,988	952,388
	$1,948,134	$2,204,869

The remuneration of directors and key executives was determined by the Remuneration Committee based on the performance of individuals and market trends. In addition, the remunerations of non-executive directors were $116,833 and $143,000 for the six months ended June 30, 2022 and 2023, respectively.